SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Revenue Recognition (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) Performanceobligation	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jul. 31, 2026 USD ($)
Revenue Recognition [Abstract]
Principal transactions and proprietary trade income (loss)	$ 520,264	$ 105,483	$ (715,309)
Typical SaaS contract term	1 year
Residual percentage due term after initial set up	6 months
Transaction price allocated to remaining performance obligations	$ 68,000	23,000
Contract asset [Abstract]
Beginning balance	1,200,000
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	91,837
Ending balance	1,291,837	1,200,000
Contract assets	1,291,837	1,200,000
Contract liabilities [Abstract]
Beginning balance	123,137
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	44,432
Ending balance	167,569	123,137
Contract liabilities recorded in a accrued expenses and other current liabilities	167,569
Expected credit losses recognized	0	0	0
Subsequent Event [Member]
Contract asset [Abstract]
Contract assets				$ 1,200,000
Related Party [Member]
Contract asset [Abstract]
Beginning balance	1,200,000
Ending balance	400,000	1,200,000
Contract assets	400,000	1,200,000
Nonrelated Party [Member]
Contract asset [Abstract]
Beginning balance	0
Ending balance	891,837	0
Contract assets	$ 891,837	0
Minimum [Member]
Revenue Recognition [Abstract]
Contract payment term	10 days
Prepay percentage amount for SaaS	50.00%
Maximum [Member]
Revenue Recognition [Abstract]
Contract payment term	180 days
Waton Securities International Limited ("WSI") [Member]
Revenue Recognition [Abstract]
Number of performance obligation | Performanceobligation	1
Financial instruments owned, at fair value	$ 2,570,000	0
Principal transactions and proprietary trade income (loss)	$ 520,000	$ 110,000	$ (720,000)